Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 05, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 74,573	$ 40,166		$ 45,530	$ 30,977
Other assets	7,947	7,894
Total assets	1,026,290	954,640	$ 950,000	796,285
Liabilities
Subordinated debentures	8,500	8,500
Total liabilities	916,929	850,112
Shareholders’ Equity
Total shareholders’ equity	109,361	104,528		90,470	86,216
Total liabilities and shareholders’ equity	1,026,290	954,640
Parent Company [Member]
Cash and cash equivalents	3,292	2,747		$ 2,233	$ 2,875
Investment in subsidiaries	118,775	115,057
Notes receivable – subsidiaries	3,320	3,420
Other assets	67	52
Total assets	125,454	121,276
Liabilities
Notes payable	7,324	7,882
Subordinated debentures	8,500	8,500
Other liabilities	269	366
Total liabilities	16,093	16,748
Shareholders’ Equity
Total shareholders’ equity	109,361	104,528
Total liabilities and shareholders’ equity	$ 125,454	$ 121,276